PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 114.4%
Asset-Backed Security 0.0%
Cayman Islands
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%) (cost $90,590)	5.090%(c)	04/25/31	91	$91,465
Corporate Bonds 85.0%
Angola 0.2%
Azule Energy Finance PLC, Gtd. Notes, 144A (aa)	8.125	01/23/30	1,000	1,005,000
Argentina 1.3%
Pan American Energy LLC, Gtd. Notes, 144A	8.500	04/30/32	1,850	1,963,891
Telecom Argentina SA,
Sr. Unsec’d. Notes, 144A	9.250	05/28/33	750	761,550
Sr. Unsec’d. Notes, 144A	9.500	07/18/31	265	274,275

Transportadora de Gas del Sur SA, Sr. Unsec’d. Notes, 144A	8.500	07/24/31	500	521,000
YPF SA,
Sr. Sec’d. Notes, 144A	9.500	01/17/31	700	735,175
Sr. Unsec’d. Notes, 144A	8.250	01/17/34	1,625	1,637,187
Sr. Unsec’d. Notes, 144A	8.750	09/11/31	1,410	1,448,775
				7,341,853
Australia 0.3%
Coronado Finance Pty Ltd., Sr. Sec’d. Notes, 144A(x)	9.250	10/01/29	720	651,960
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	400	412,580
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	150	157,191
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	220	224,121
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	85	88,354
				1,534,206
Brazil 2.1%
Ambipar Lux Sarl, Gtd. Notes, 144A	9.875	02/06/31(d)	445	99,106
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30	2,000	800,000
Gtd. Notes, 144A(aa)	8.500	01/12/31	815	339,366

Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, 144A(aa)	6.500	01/11/35	1,100	1,137,675
CSN Inova Ventures, Gtd. Notes	6.750	01/28/28	750	694,125
CSN Resources SA, Gtd. Notes, 144A	8.875	12/05/30	1,000	947,500
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes(aa)	4.875	01/22/30	1,000	970,940
LD Celulose International GmbH, Sr. Sec’d. Notes, 144A	7.950	01/26/32	270	284,432
Light S/A, Unsec’d. Notes	23.382(s)	08/31/27	244	36,644
Light Servicos de Eletricidade SA,
Sec’d. Notes, PIK 2.260%	2.260	12/19/37	240	59,914
Sr. Sec’d. Notes	4.210	12/19/32	570	319,754

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)

MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950%	01/29/31	1,330	$1,203,650
Minerva Luxembourg SA, Gtd. Notes, 144A	8.875	09/13/33	1,000	1,094,000
Nexa Resources SA, Gtd. Notes, 144A	6.750	04/09/34	375	398,962
Petrobras Global Finance BV, Gtd. Notes	6.000	01/13/35	500	492,450
Rumo Luxembourg Sarl, Gtd. Notes	5.250	01/10/28	800	797,168
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	760,000
Usiminas International Sarl, Gtd. Notes, 144A	7.500	01/27/32	800	827,000
				11,262,686
Canada 3.3%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	250	236,825
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	490	471,943
Sr. Sec’d. Notes, 144A	3.875	01/15/28	200	196,034
Baytex Energy Corp.,
Gtd. Notes, 144A(x)	7.375	03/15/32	60	58,950
Gtd. Notes, 144A(x)	8.500	04/30/30	170	174,508
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	575	576,380
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	665	697,798
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	285	298,495
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	440	467,003
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	100	111,176
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	685	713,243
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	115	115,058
Sr. Unsec’d. Notes, 144A(aa)	8.750	11/15/30	750	808,792
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,250	1,154,300
Sr. Unsec’d. Notes, 144A(aa)	5.000	06/15/29	825	790,441

Capstone Copper Corp., Gtd. Notes, 144A	6.750	03/31/33	300	309,282
Champion Iron Canada, Inc., Gtd. Notes, 144A	7.875	07/15/32	465	487,413
Empire Communities Corp., Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	660,377
goeasy Ltd.,
Gtd. Notes, 144A	6.875	05/15/30	350	343,875
Gtd. Notes, 144A	6.875	02/15/31	845	825,987
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	675	673,488
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,156
Hudbay Minerals, Inc.,
Gtd. Notes, 144A(aa)	4.500	04/01/26	1,405	1,400,082
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,105	1,112,945

Kronos Acquisition Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.750	06/30/32	920	466,900
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	950	919,125
New Flyer Holdings, Inc., Sec’d. Notes, 144A	9.250	07/01/30	355	377,972

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)

New Gold, Inc., Sr. Unsec’d. Notes, 144A	6.875%	04/01/32	325	$339,222
Parkland Corp.,
Gtd. Notes, 144A	4.500	10/01/29	1,075	1,030,678
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	265	269,396

Precision Drilling Corp., Gtd. Notes, 144A	6.875	01/15/29	472	473,982
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	530	514,100
Taseko Mines Ltd., Sr. Sec’d. Notes, 144A	8.250	05/01/30	235	248,583
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Sec’d. Notes, 144A	9.500	05/15/30	700	656,250
				18,005,759
Chile 0.3%
Telefonica Moviles Chile SA, Sr. Unsec’d. Notes	3.537	11/18/31	750	483,750
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	930,000
				1,413,750
China 0.1%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	56,000
Franshion Brilliant Ltd., Gtd. Notes	4.250	07/23/29	200	185,020
Vanke Real Estate Hong Kong Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.975	11/09/27	200	137,500
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes, PIK 1.000%	1.000	06/30/34	149	179
Sr. Sec’d. Notes, PIK 4.000%	4.000	06/30/28	118	3,540
Sr. Sec’d. Notes, PIK 4.500%	4.500	06/30/29	206	4,624
Sr. Sec’d. Notes, PIK 5.000%	5.000	06/30/30	274	5,491
Sr. Sec’d. Notes, PIK 5.500%	5.500	06/30/31	385	2,891
				395,245
Colombia 1.5%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33	1,440	1,303,380
Banco Davivienda SA, Sub. Notes, 144A	8.125(ff)	07/02/35	500	516,250
Bancolombia SA, Sub. Notes(aa)	8.625(ff)	12/24/34	750	802,575
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes	4.950	07/17/30	300	271,782
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	447,200
Sr. Unsec’d. Notes(aa)	6.875	04/29/30	1,400	1,429,890
Sr. Unsec’d. Notes	8.875	01/13/33	690	747,994

EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, Sr. Sec’d. Notes, 144A	8.499	06/30/32	200	209,146

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia (cont’d.)

Grupo Nutresa SA, Gtd. Notes, 144A	9.000%	05/12/35		1,000	$1,135,250
SierraCol Energy Andina LLC, Gtd. Notes, 144A	6.000	06/15/28		1,500	1,470,000
					8,333,467
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		245	242,180
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	284,259
					526,439
Czech Republic 0.5%
CPI Property Group SA, Sr. Unsec’d. Notes, EMTN	1.750	01/14/30	EUR	2,925	2,950,064
France 3.6%
Alstom SA, Sub. Notes	5.868(ff)	05/29/29(oo)	EUR	1,300	1,584,179
Altice France SA,
Sr. Sec’d. Notes, 144A	4.750	10/15/30	EUR	1,425	1,572,719
Sr. Sec’d. Notes, 144A	6.875	07/15/32		377	362,444
Atos SE,
Sec’d. Notes	5.000	12/18/30	EUR	150	169,305
Sr. Sec’d. Notes	9.000	12/18/29	EUR	150	197,126
Emeria SASU,
Sr. Sec’d. Notes	7.750	03/31/28	EUR	600	605,556
Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,513,891
Iliad Holding SAS,
Sr. Sec’d. Notes(aa)	6.875	04/15/31	EUR	2,400	2,953,089
Sr. Sec’d. Notes, 144A(aa)	5.375	04/15/30	EUR	1,100	1,303,019
Sr. Sec’d. Notes, 144A	7.000	04/15/32		400	409,500
Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	423,637

Picard Groupe SAS, Sr. Sec’d. Notes(aa)	6.375	07/01/29	EUR	2,425	2,928,981
RCI Banque SA,
Sub. Notes, EMTN	4.750(ff)	03/24/37	EUR	700	818,233
Sub. Notes, EMTN(aa)	5.500(ff)	10/09/34	EUR	1,700	2,048,796

SNF Group SACA, Sr. Unsec’d. Notes(aa)	4.500	03/15/32	EUR	2,050	2,433,537
					19,324,012
Germany 0.6%
Aroundtown SA, Jr. Sub. Notes, EMTN	1.625(ff)	04/15/26(oo)	EUR	500	552,053
Grand City Properties SA, Jr. Sub. Notes, EMTN	1.500(ff)	03/09/26(oo)	EUR	700	789,451
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	5.276(c)	10/15/32	EUR	1,325	1,533,615
ZF North America Capital, Inc., Gtd. Notes, 144A	7.500	03/24/31		475	458,375
					3,333,494

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ghana 0.0%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A	10.250%	05/15/26		300	$252,750
Guatemala 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		700	685,300
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	1,096,780
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		1,200	1,119,300
Sr. Unsec’d. Notes, 144A	7.375	04/02/32		500	520,500
					3,421,880
Hong Kong 0.2%
NWD MTN Ltd., Gtd. Notes, EMTN	4.500	05/19/30		1,400	1,008,000
India 1.0%
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,020	997,294
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		1,205	1,255,007
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28		798	761,692
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		1,355	1,329,594
Vedanta Resources Finance II PLC,
Gtd. Notes	9.850	04/24/33		960	973,200
Gtd. Notes, 144A	11.250	12/03/31		330	350,213
					5,667,000
Ireland 1.3%
eircom Finance DAC, Sr. Sec’d. Notes(aa)	5.000	04/30/31	EUR	3,625	4,261,923
Flutter Treasury DAC, Sr. Sec’d. Notes, 144A	6.125	06/04/31	GBP	2,000	2,648,644
GGAM Finance Ltd.,
Gtd. Notes, 144A	8.000	02/15/27		225	229,986
Sr. Unsec’d. Notes, 144A	8.000	06/15/28		125	132,338
					7,272,891
Israel 0.7%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		2,250	2,208,938
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	481,400

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,120,250
					3,810,588
Italy 0.4%
Bubbles Bidco SpA, Sr. Sec’d. Notes, 144A (aa)	6.500	09/30/31	EUR	1,950	2,295,532

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000%	12/31/30		125	$13
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		43	—

Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		1,430	1,426,425
					1,426,438
Japan 1.8%
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A(aa)	5.250	07/17/29	EUR	2,100	2,472,002
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	1,400	1,666,543
Sr. Unsec’d. Notes, 144A	7.500	07/17/30		1,115	1,167,338
SoftBank Group Corp.,
Sr. Unsec’d. Notes(aa)	3.875	07/06/32	EUR	700	771,192
Sr. Unsec’d. Notes	5.375	01/08/29	EUR	600	718,009
Sr. Unsec’d. Notes(aa)	5.875	07/10/31	EUR	2,300	2,793,591
					9,588,675
Luxembourg 1.9%
Altice Financing SA, Sr. Sec’d. Notes	3.000	01/15/28	EUR	100	85,466
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		215	2,148
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,813
Herens Midco Sarl, Gtd. Notes	5.250	05/15/29	EUR	3,350	1,964,939
ION Platform Finance Sarl, Sr. Sec’d. Notes, 144A	6.875	09/30/32	EUR	1,100	1,239,387
Maxam Prill Sarl, Sr. Sec’d. Notes, 144A	7.750	07/15/30		1,350	1,377,000
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	8.750	05/01/28	EUR	3,425	3,840,445
Summer BC Holdco B Sarl,
Sr. Sec’d. Notes	5.875	02/15/30	EUR	725	797,594
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)	6.286(c)	02/15/30	EUR	800	889,814
					10,198,606
Macau 0.2%
Studio City Finance Ltd., Gtd. Notes, 144A	5.000	01/15/29		600	574,140
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.625	08/26/28		725	723,912
					1,298,052
Mexico 2.8%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		750	731,070
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A	7.450	11/15/29		500	322,500
Mexico City Airport Trust, Sr. Sec’d. Notes	5.500	07/31/47		670	588,206
Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	1,068,440

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos,
Gtd. Notes(aa)	6.500%	06/02/41		2,100	$1,847,034
Gtd. Notes	6.700	02/16/32		545	544,455
Gtd. Notes	6.840	01/23/30		2,600	2,670,460
Gtd. Notes	10.000	02/07/33		145	169,708
Gtd. Notes, EMTN	2.750	04/21/27	EUR	811	924,283
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,509,093

Saavi Energia Sarl, Sr. Unsec’d. Notes, 144A	8.875	02/10/35		1,350	1,444,500
Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,051	1,032,294
Total Play Telecomunicaciones SA de CV, Sr. Sec’d. Notes, 144A(aa)	11.125	12/31/32		2,374	2,282,841
					15,134,884
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	293,919
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	187,000
					480,919
Netherlands 1.1%
Centrient Holding BV,
Sr. Sec’d. Notes(aa)	6.750	05/30/30	EUR	2,300	2,405,869
Sr. Sec’d. Notes, 144A	6.750	05/30/30	EUR	550	572,147

Trivium Packaging Finance BV, Sr. Sec’d. Notes(aa)	6.625	07/15/30	EUR	2,050	2,463,357
Ziggo Bond Co. BV, Gtd. Notes	3.375	02/28/30	EUR	525	536,161
					5,977,534
Nigeria 0.3%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	644,097
SEPLAT Energy PLC, Gtd. Notes, 144A	9.125	03/21/30		800	812,000
					1,456,097
Pakistan 0.4%
Veon Midco BV,
Gtd. Notes, 144A	9.000	07/15/29		1,250	1,300,000
Sr. Unsec’d. Notes, 144A, MTN(aa)	3.375	11/25/27		720	675,067
					1,975,067
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		362	336,958

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.3%
Banco de Credito del Peru SA, Sub. Notes, 144A	6.450%(ff)	07/30/35		780	$810,420
Orazul Energy Peru SA, Sr. Unsec’d. Notes, 144A	6.250	09/17/32		550	557,111
					1,367,531
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30(d)		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30(d)		985	49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(d)(oo)		1,500	54,187
					178,437
Serbia 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, Sr. Unsec’d. Notes, 144A	7.000	10/28/29		415	416,996
Slovenia 0.4%
United Group BV,
Sr. Sec’d. Notes	5.250	02/01/30	EUR	100	113,546
Sr. Sec’d. Notes, 144A(aa)	6.500	10/31/31	EUR	1,650	1,929,678
					2,043,224
South Africa 1.3%
Eskom Holdings,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28		690	710,614
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		790	844,128
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		300	297,933
Gtd. Notes	5.500	03/18/31		500	423,625
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,902,227
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	2,132,550

Transnet, Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		935	987,304
					7,298,381
Spain 1.3%
Cirsa Finance International Sarl, Sr. Sec’d. Notes, 144A	4.875	10/15/31	EUR	1,075	1,257,685
Grifols SA, Sr. Sec’d. Notes(aa)	7.125	05/01/30	EUR	2,650	3,203,873
Telefonica Europe BV, Gtd. Notes	2.376(ff)	02/12/29(oo)	EUR	2,200	2,407,010
					6,868,568
Sweden 0.1%
Samhallsbyggnadsbolaget I Norden Holding AB,
Gtd. Notes	0.750	11/14/28	EUR	600	557,837
Gtd. Notes	2.250	07/12/27	EUR	100	105,918
					663,755

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875%	05/01/27		1,540	$1,564,532
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		630	654,381
					2,218,913
Thailand 0.1%
GC Treasury Center Co. Ltd., Gtd. Notes, 144A	6.500(ff)	09/10/30(oo)		714	724,041
Turkey 1.2%
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		865	864,481
GDZ Elektrik Dagitim A/S, Sr. Unsec’d. Notes, 144A	9.000	10/15/29		550	536,799
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A(aa)	8.250	11/15/28		500	521,405
Sisecam UK PLC, Gtd. Notes, 144A	8.250	05/02/29		415	424,338
TAV Havalimanlari Holding A/S, Gtd. Notes, 144A(aa)	8.500	12/07/28		500	522,345
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A(aa)	7.375	05/20/29		1,100	1,140,909
Turkcell Iletisim Hizmetleri A/S, Sr. Unsec’d. Notes, 144A(aa)	7.650	01/24/32		1,000	1,048,310
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,088,130
WE Soda Investments Holding PLC, Sr. Sec’d. Notes, 144A	9.500	10/06/28		300	300,249
					6,446,966
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes, PIK 7.125%	7.125	07/19/26	EUR	237	234,854
Sr. Unsec’d. Notes, PIK 7.625%	7.625	11/08/28		304	235,325
					470,179
United Kingdom 8.0%
Ardonagh Finco Ltd., Sr. Sec’d. Notes	6.875	02/15/31	EUR	1,800	2,144,793
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes(aa)	8.000	07/01/31	EUR	2,275	2,648,502
Boots Group Finco LP,
Sr. Sec’d. Notes	7.375	08/31/32	GBP	425	572,010
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	700	832,711
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	700	942,134

Canary Wharf Group Investment Holdings PLC, Sr. Sec’d. Notes(aa)	3.375	04/23/28	GBP	2,675	3,276,943
CD&R Firefly Bidco PLC,
Sr. Sec’d. Notes(aa)	8.625	04/30/29	GBP	2,150	2,940,964
Sr. Sec’d. Notes, 144A(aa)	8.625	04/30/29	GBP	3,050	4,178,355

Connect Finco Sarl/Connect US Finco LLC, Sr. Sec’d. Notes, 144A	9.000	09/15/29		250	264,687
EG Global Finance PLC,
Sr. Sec’d. Notes(aa)	11.000	11/30/28	EUR	5,125	6,418,906
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	752,969

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes(aa)	6.750%	04/15/30	EUR	1,525	$1,516,095
Sr. Sec’d. Notes	8.500	03/15/29	EUR	400	425,240

Jerrold Finco PLC, Sr. Sec’d. Notes(aa)	7.875	04/15/30	GBP	2,275	3,048,889
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	6.400	03/26/29		75	78,813
Sr. Unsec’d. Notes, 144A	6.500	03/26/31		380	404,760

Pinewood Finco PLC, Sr. Sec’d. Notes	3.625	11/15/27	GBP	1,225	1,558,992
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	1,050	1,367,315
TalkTalk Telecom Group Ltd., Sec’d. Notes, 144A, PIK 11.750%	11.750	03/01/28	GBP	2,128	167,704
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	4.125	08/15/30	GBP	4,450	5,253,476
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,445	1,732,196

Zegona Finance PLC, Sr. Sec’d. Notes, 144A(aa)	6.750	07/15/29	EUR	2,565	3,113,259
					43,639,713
United States 43.9%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32		1,070	1,118,150
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		1,025	911,545
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30		370	383,061
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		2,200	2,292,859
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		750	711,902
Gtd. Notes, 144A(aa)	5.125	03/01/30		775	741,979
Gtd. Notes, 144A(aa)	6.125	08/01/28		505	504,842

Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28		200	204,582
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		325	325,185
AECOM, Gtd. Notes, 144A	6.000	08/01/33		350	359,462
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29		745	773,083
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/31		1,095	1,141,259
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30		905	928,122
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	390,770

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		310	281,504
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		6,450	6
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28		625	639,387
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		500	504,232
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33		490	490,710
Sr. Sec’d. Notes, 144A	6.375	10/15/32		280	281,050

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27		305	$305,970
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		405	426,374
AMN Healthcare, Inc.,
Gtd. Notes, 144A(aa)	4.000	04/15/29		1,525	1,446,246
Gtd. Notes, 144A	6.500	01/15/31		475	476,116
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		525	514,037
Sr. Unsec’d. Notes, 144A	6.375	03/15/33		235	243,099

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29		125	120,706
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		175	174,989
Gtd. Notes, 144A	6.625	02/01/32		225	232,890

Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/15/30		420	427,222
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	2,125	2,376,880
Sr. Sec’d. Notes	2.125	08/15/26	EUR	975	1,097,143
Sr. Sec’d. Notes, 144A	4.125	08/15/26		800	752,000
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30		100	106,266
Unsec’d. Notes, 144A	11.500	10/01/31		550	611,255
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33		505	512,977
Gtd. Notes, 144A	9.000	11/01/27		568	671,712
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		340	346,690
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29		1,425	1,351,564
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	23,541
Sr. Unsec’d. Notes, 144A	6.875	08/01/33		375	375,936

ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29		453	171,363
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31		190	194,020
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30		75	77,318
Sr. Unsec’d. Notes, 144A	6.250	03/15/33		315	326,681
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31		410	429,020
Gtd. Notes, 144A	7.750	04/15/30		390	410,475
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		1,420	1,366,368
Sr. Sec’d. Notes, 144A(aa)	8.000	09/15/28		775	729,189
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,225	1,071,875
Gtd. Notes, 144A	5.000	02/15/29		75	58,359
Gtd. Notes, 144A	5.250	01/30/30		325	234,000
Gtd. Notes, 144A(aa)	5.250	02/15/31		1,350	909,562
Gtd. Notes, 144A	6.250	02/15/29		425	348,500
Gtd. Notes, 144A	7.000	01/15/28		200	183,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28		225	205,879
Sr. Sec’d. Notes, 144A	11.000	09/30/28		200	209,500
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		75	74,922
Gtd. Notes(aa)	7.250	10/15/29		1,375	1,393,331
Sr. Unsec’d. Notes, 144A	7.500	03/15/31		495	502,034

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	08/15/30	200	$203,006
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	390	398,741
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	150	155,455
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	115	120,830

Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	400	385,266
Brandywine Operating Partnership LP, Gtd. Notes	6.125	01/15/31	320	321,469
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	325	327,172
Sub. Notes, 144A	8.375(ff)	06/15/35	335	341,985

Brinker International, Inc., Gtd. Notes, 144A(aa)	8.250	07/15/30	785	831,992
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	210	211,995
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,175	1,105,830
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/32	740	746,255
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	925	952,204
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	250,284
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	4,400	4,399,865

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	600	555,574
Carnival Corp., Gtd. Notes, 144A	5.750	08/01/32	1,050	1,078,875
Carvana Co.,
Sr. Sec’d. Notes, 144A(aa)	9.000	06/01/30	1,220	1,274,793
Sr. Sec’d. Notes, 144A(aa)	9.000	06/01/31	1,466	1,632,383
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	400	355,885
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	550	498,319
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	475	399,045
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	1,125	1,067,886
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	1,675	1,658,111
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	800	795,441
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	24,711

Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28	150	155,104
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	320	328,478
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	545	582,838
Sr. Sec’d. Notes, 144A	7.500	01/01/30	195	203,302
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	275	257,760
Sr. Sec’d. Notes, 144A	6.000	01/15/29	275	272,263
Sr. Sec’d. Notes, 144A	9.750	01/15/34	785	830,954

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	225	225,395
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	215	222,046
Gtd. Notes, 144A	8.625	11/01/30	405	418,649
Gtd. Notes, 144A	9.625	06/15/33	535	573,434
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	610	626,909

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Clarios Global LP/Clarios US Finance Co., (cont’d.)
Sr. Sec’d. Notes, 144A	6.750%	02/15/30	380	$393,403

Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	475	443,428
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33	355	362,762
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(aa)	6.750	04/15/30	640	654,308
Gtd. Notes, 144A	6.875	11/01/29	460	472,663
Gtd. Notes, 144A	7.000	03/15/32	295	301,623
Gtd. Notes, 144A	7.375	05/01/33	390	403,444
Gtd. Notes, 144A(aa)	7.500	09/15/31	675	707,223
Sr. Unsec’d. Notes, 144A	7.625	01/15/34	355	368,955

Clue Opco LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,687	1,716,692
Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/32	490	491,629
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	425	404,438
Gtd. Notes, 144A(aa)	6.750	03/01/29	825	817,298
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	395	396,323
Gtd. Notes, 144A	9.250	06/01/30	810	816,726

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	435	330,752
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(aa)(x)	10.000	05/07/29	1,146	973,740
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	300	313,147
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	565	533,674
Gtd. Notes, 144A(aa)	7.625	04/01/32	675	654,019
Gtd. Notes, 144A	8.375	01/15/34	415	406,424
Gtd. Notes, 144A	9.250	02/15/28	225	232,877
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	120,965
Gtd. Notes, 144A	4.125	12/01/30	700	431,203
Gtd. Notes, 144A(aa)	5.375	02/01/28	1,325	1,098,005
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,300	1,209,000
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,750	623,365
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,770	1,626,314
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,425	2,340,028

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	565	574,316
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	320	339,056
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	150	129,539
Gtd. Notes	7.375	07/01/28	415	387,712
Gtd. Notes	7.750	07/01/26	2,910	2,880,082

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	725	762,885
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	450	394,989
Sr. Sec’d. Notes, 144A	7.250	10/15/30	265	267,651
Sr. Unsec’d. Notes	4.750	02/15/28	450	428,939

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875%	09/15/30	335	$333,741
EchoStar Corp., Sr. Sec’d. Notes(aa)	10.750	11/30/29	1,500	1,651,666
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/31	605	600,253
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	163	156,502
Gtd. Notes, 144A	6.000	09/15/33	150	145,214

EnerSys, Gtd. Notes, 144A	6.625	01/15/32	150	154,186
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29	225	223,448
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	1,700	1,575,901
Sr. Sec’d. Notes, 144A	4.625	01/15/29	250	239,127

Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	265	271,085
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(aa)	2.700	08/10/26	1,600	1,576,412
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	675	674,364
Gtd. Notes, 144A(aa)	6.500	03/15/33	825	845,945

Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	480	500,745
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	6.625	01/15/27	450	450,961
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	150	156,809
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	250	265,700
Sr. Unsec’d. Notes, 144A(aa)	9.250	02/01/29	835	876,922
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	200	202,291
Sec’d. Notes, 144A	6.000	01/15/30	825	836,407
Sec’d. Notes, 144A	6.750	05/01/29	400	403,999

Gap, Inc. (The), Gtd. Notes, 144A(aa)	3.875	10/01/31	925	845,721
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A(aa)	7.750	05/31/32	370	389,486
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	470	483,515
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	530	518,457
Gtd. Notes, 144A(aa)	4.375	08/15/29	570	555,989
Gtd. Notes, 144A	6.750	01/15/31	260	271,554
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	50	50,574
Gtd. Notes, 144A	7.125	07/01/33	320	325,123
Gtd. Notes, 144A	8.250	01/15/32	250	261,612

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	540	398,512
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	330	331,630
Sr. Sec’d. Notes, 144A	7.250	08/15/33	310	303,872

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	200	211,462
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	323	325,187

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500%	07/15/27	575	$574,942
Gtd. Notes, 144A	6.625	06/15/29	560	578,477
Gtd. Notes, 144A	7.000	06/15/30	300	314,114
Gtd. Notes, 144A	7.250	06/15/33	525	553,658

Hertz Corp. (The), Sr. Sec’d. Notes, 144A	12.625	07/15/29	120	118,895
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	269,534
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	435	424,096
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	920	874,450
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	565	536,137
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	300	288,750
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	248	256,564

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.750	09/15/33	160	163,009
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,125	1,081,262
Gtd. Notes, 144A(aa)	4.375	02/01/31	675	634,800
Gtd. Notes, 144A	5.375	08/01/28	475	474,413

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	365	376,213
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,250	1,216,254
iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	450	377,814
Inversion Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.750	08/01/32	505	492,838
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	300	290,709
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	225	218,986

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	375	392,422
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	250	246,432
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	275	260,440

K. Hovnanian Enterprises, Inc., Gtd. Notes, 144A	8.375	10/01/33	145	148,413
KB Home,
Gtd. Notes	4.000	06/15/31	325	306,164
Gtd. Notes(aa)	4.800	11/15/29	975	966,959
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33	180	184,449
Gtd. Notes, 144A	6.750	10/01/35	145	149,331

Kontoor Brands, Inc., Gtd. Notes, 144A(aa)	4.125	11/15/29	300	285,408
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	306,414
Sr. Sec’d. Notes, 144A(aa)	8.625	10/01/31	375	241,549
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	167,954
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	740	482,939
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	450	410,578
Sr. Sec’d. Notes, 144A	9.500	06/15/31	515	539,040

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	225	219,187
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	300	279,994

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875%	06/15/29		1,250	$1,199,660
Sr. Sec’d. Notes, 144A(aa)	6.875	06/30/33		1,140	1,168,483
Sr. Sec’d. Notes, 144A	7.000	03/31/34		2,050	2,106,867
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		950	920,137
Sr. Sec’d. Notes, 144A(aa)	8.375	02/15/32		715	772,260

Light & Wonder International, Inc., Gtd. Notes, 144A	6.250	10/01/33		225	224,222
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30		560	570,562
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30		115	115,226
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		475	453,799

M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28		625	622,929
Magnera Corp., Sr. Sec’d. Notes, 144A(aa)	7.250	11/15/31		610	526,810
Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32		50	50,445
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		495	496,570
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		2,125	2,103,525
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		1,100	1,167,758
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		375	345,004
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29		2,570	2,496,716
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32		270	274,130
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28		1,963	1,950,924
Gtd. Notes	6.125	09/15/29		475	483,581

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		1,375	1,335,015
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		585	587,792
Gtd. Notes, 144A	6.375	08/01/30		915	928,019

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32		212	217,619
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30		325	316,001
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		628	570,189
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		524	563,937
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes(aa)	7.000	02/15/32	EUR	2,090	2,505,400
Sr. Sec’d. Notes, 144A	8.500	02/15/32		200	210,179

Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28		275	276,004
Nabors Industries, Inc.,
Gtd. Notes, 144A(aa)	7.375	05/15/27		725	734,232
Gtd. Notes, 144A	8.875	08/15/31		455	432,613
Gtd. Notes, 144A(aa)	9.125	01/31/30		545	572,679
Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875	03/15/28		330	322,857

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Navient Corp., (cont’d.)
Sr. Unsec’d. Notes	5.000%	03/15/27	975	$969,498
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	500	506,845
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	330	333,703
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	650	667,062

NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	100	107,965
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	550	546,436
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	425	415,511
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	355	368,587
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	390	409,479
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625	05/15/32	285	268,550
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	325	334,446

NFE Financing LLC, Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	605	143,071
Noble Finance II LLC, Gtd. Notes, 144A(aa)	8.000	04/15/30	465	482,200
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	155	141,999
Gtd. Notes, 144A	6.875	01/30/30	325	337,350
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31	200	186,770
Gtd. Notes, 144A(aa)	3.875	02/15/32	600	556,977
Jr. Sub. Notes, 144A(aa)	10.250(ff)	03/15/28(oo)	750	822,765
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	660	664,330
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.125	10/01/27	200	203,562
Sr. Sec’d. Notes, 144A	7.250	06/15/31	285	285,260
Sr. Sec’d. Notes, 144A	7.250	02/15/33	575	572,554
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	450	434,341
Gtd. Notes	5.375	11/15/29	605	600,065
Gtd. Notes	6.125	05/15/30	300	303,483
Gtd. Notes	6.625	05/15/29	390	401,404
Gtd. Notes(aa)	6.750	03/15/32	975	989,407
Gtd. Notes(aa)	7.125	03/15/26	244	245,682

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	575	441,477
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	217	217,053
Gtd. Notes, 144A	7.250	05/15/31	25	24,503

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	250	258,444
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	818	814,696
Sr. Sec’d. Notes, 144A	8.000	03/15/31	715	735,856

Patrick Industries, Inc., Gtd. Notes, 144A	6.375	11/01/32	470	478,668
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	250	249,984
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29	695	675,085
Gtd. Notes, 144A	5.750	09/15/31	425	424,136

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	6.750%	02/15/34	375	$384,196
Gtd. Notes, 144A	6.875	05/15/32	805	840,275
Gtd. Notes, 144A	7.875	12/15/29	75	79,690
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	10	10,376
Gtd. Notes, 144A	8.000	04/15/27	225	228,132

Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	206,616
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,180	1,026,156
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	150	145,441
Gtd. Notes, 144A	5.500	12/15/29	104	104,109
Gtd. Notes, 144A	6.375	03/01/33	370	375,716
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	150	136,461
Gtd. Notes, 144A	8.375	02/01/28	425	431,251
Gtd. Notes, 144A	8.875	01/31/30	445	452,121

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	225	125,216
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	9.375	09/01/29	780	820,778
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	135	137,319
Sr. Unsec’d. Notes, 144A	6.250	08/15/33	80	82,196

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	260	269,691
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	1,506	951,094
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	150	146,820
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	200	196,715
Gtd. Notes, 144A	6.500	04/01/32	465	478,225

Rithm Capital Corp., Sr. Unsec’d. Notes, 144A	8.000	07/15/30	280	283,864
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	02/01/33	865	874,364
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30	480	483,710
Rocket Cos., Inc.,
Gtd. Notes, 144A(aa)	6.125	08/01/30	1,825	1,883,668
Gtd. Notes, 144A	6.500	08/01/29	295	305,950
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(aa)	3.875	03/01/31	1,175	1,104,345
Gtd. Notes, 144A(aa)	4.000	10/15/33	650	597,439

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.750	03/15/33	320	335,249
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.625	09/30/31	580	589,855
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	85	86,847
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	520	541,768
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	750	684,599

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000%	04/01/31	1,625	$1,506,330
Gtd. Notes	4.375	02/01/32	475	439,603

Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	350	325,485
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30	75	69,701
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	265	260,032
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes(aa)	4.750	04/01/29	860	842,146
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	195	201,473
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(aa)	8.125	02/15/33	615	627,466
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	625	614,844
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	198	197,207
Sr. Sec’d. Notes, 144A	8.875	11/15/31	545	574,637
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	165	168,904
Gtd. Notes, 144A	6.875	03/15/34	285	289,798

Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	325	324,679
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	180	183,790
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	580	596,550
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	345	314,402
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	601	598,685

Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	770	728,560
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	300	297,492
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	100	102,150
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	286,215
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	290	301,965
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	400	421,255

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	665	696,997
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	5.000	06/01/31	510	485,021
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	210	210,109
Gtd. Notes, 144A	6.250	07/01/33	330	337,007
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	525	514,598
Gtd. Notes	4.500	04/30/30	75	72,663

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,450	521,321
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	988	983,103
Gtd. Notes, 144A	6.000	12/31/30	50	49,594
Gtd. Notes, 144A	6.750	03/15/34	305	302,853
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	525	541,110
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	525	530,135

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Taylor Morrison Communities, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	5.125%	08/01/30	1,150	$1,147,379
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,830	1,786,992
Sr. Sec’d. Notes(aa)	4.375	01/15/30	1,175	1,146,817
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	450	489,046

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	1,775	1,771,041
Terex Corp., Gtd. Notes, 144A	6.250	10/15/32	440	446,783
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30	300	320,158
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	650	651,570
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	325	306,115
Gtd. Notes, 144A	5.625	01/31/34	455	456,734
TransDigm, Inc.,
Gtd. Notes(aa)	4.625	01/15/29	575	565,612
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	205	210,507
Sr. Sec’d. Notes, 144A	6.625	03/01/32	140	144,752
Sr. Sec’d. Notes, 144A	6.750	08/15/28	225	229,754
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	1,080	1,085,400
Gtd. Notes, 144A	8.500	05/15/31	485	479,127
Sr. Sec’d. Notes, 144A	7.875	10/15/32	220	226,602
Sr. Sec’d. Notes, 144A	8.750	02/15/30	383	400,160

Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	400	400,753
TriMas Corp., Gtd. Notes, 144A(aa)	4.125	04/15/29	225	217,574
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	150	92,271
Sr. Sec’d. Notes, 144A	9.125	09/30/30	135	123,210
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	1,260	1,257,458
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	236	233,731
United Rentals North America, Inc.,
Gtd. Notes(aa)	3.750	01/15/32	825	768,105
Gtd. Notes	3.875	02/15/31	752	712,772
Gtd. Notes(aa)	5.250	01/15/30	1,000	1,007,522
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	445	458,350
Sr. Sec’d. Notes, 144A(aa)	9.375	08/01/32	1,265	1,335,130
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	345	344,531
Gtd. Notes, 144A	6.625	02/01/30	80	81,567

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	300	312,729
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	175	159,388
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	265	259,963
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	1,745	1,630,964
Sr. Sec’d. Notes, 144A	7.000	01/15/30	340	343,981
Sr. Sec’d. Notes, 144A	8.125	06/01/28	100	103,015
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	1,080	1,162,827

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Venture Global LNG, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	9.875%	02/01/32	720	$768,822
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	375	392,814
Sr. Sec’d. Notes, 144A	6.750	01/15/36	375	397,306
Sr. Sec’d. Notes, 144A	7.500	05/01/33	592	651,873
Sr. Sec’d. Notes, 144A	7.750	05/01/35	482	543,883

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	610	635,068
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.875	10/15/33	440	446,604
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	425	426,823

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	199,656
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	2,000	2,021,321
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	875	896,769
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	975	957,664
Gtd. Notes, 144A(aa)	5.000	07/31/27	455	455,176
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	175	179,881
Gtd. Notes, 144A	7.875	04/15/32	345	326,555

VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	550	547,772
VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	800	813,560
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	1,525	1,599,858
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	230	239,209
Warnermedia Holdings, Inc., Gtd. Notes(aa)	5.141	03/15/52	2,005	1,528,810
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33	300	312,416
Weatherford International Ltd., Gtd. Notes, 144A	6.750	10/15/33	235	240,193
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	140	144,432
Gtd. Notes, 144A	6.375	03/15/33	65	67,905
Gtd. Notes, 144A	6.625	03/15/32	315	329,206

WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	305	312,064
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	145	143,694
Sr. Unsec’d. Notes	6.500	06/15/33	975	951,474

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	475	475,000
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	260	262,870
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(aa)	8.500	06/15/30	575	606,882
Windstream Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33	525	523,898
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(aa)	8.250	10/01/31	710	725,225
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,525	1,395,848

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125%	10/01/29		710	$710,237
Gtd. Notes, 144A	6.250	03/15/33		445	452,754
Gtd. Notes, 144A	7.125	02/15/31		335	359,482
XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/01/31		200	208,771
Gtd. Notes, 144A	7.125	02/01/32		140	147,386
					238,620,541
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29		867	856,834
Zambia 0.5%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A	7.250	02/15/34		605	626,175
Gtd. Notes, 144A(aa)	8.000	03/01/33		835	885,100
Gtd. Notes, 144A(aa)	8.625	06/01/31		575	601,594
Sec’d. Notes, 144A	9.375	03/01/29		680	718,005
					2,830,874

Total Corporate Bonds (cost $471,819,080)					461,672,799
Floating Rate and Other Loans 5.1%
Canada 0.1%
Kronos Acquisition Holdings, Inc., 2024 Initial Loan, 3 Month SOFR + 4.000%	8.002(c)	07/08/31		267	194,243
France 0.2%
Altice France SA, New USD B-14 Term Loan, 1 Month SOFR + 6.875%	10.860(c)	05/30/31		1,260	1,256,850
Jamaica 0.2%
Digicel International Finance Ltd., Initial Term Loan, 3 Month SOFR + 5.250%	9.492(c)	08/31/32		1,090	1,066,383
Netherlands 0.5%
Cuppa Bidco BV, Facility B-1 (EUR), 6 Month EURIBOR + 4.750%	6.787(c)	06/29/29	EUR	1,400	1,270,797
International Park Holdings BV, 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	1,025	1,160,790
					2,431,587
Switzerland 0.0%
Consolidated Energy Finance SA, 2024 Incremental Term Loan, 6 Month SOFR + 4.500%	8.198(c)	11/15/30		135	111,861
United Kingdom 1.0%
Connect Finco Sarl, Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.465(c)	09/27/29		604	600,667
Doncasters US Finance LLC,
2025 Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		119	120,594
Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		2,443	2,467,228

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
United Kingdom (cont’d.)

Hurricane CleanCo Ltd., Facility A^	12.500%	10/31/29	GBP	936	$1,299,105
Ineos Quattro Holdings UK Limited, 2029 Tranche B EUR, 1 Month EURIBOR + 4.500%	6.393(c)	04/02/29	EUR	1,000	991,279
					5,478,873
United States 3.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1 Month SOFR + 3.350%	7.315(c)	08/20/32		525	526,760
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.215(c)	07/08/30		450	443,250
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32		575	567,633
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.715(c)	01/28/32		625	622,917
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.965(c)	07/10/32		562	557,404
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.532(c)	01/18/28		3,755	3,715,212
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		220	163,849
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.671(c)	03/03/32		253	252,789
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502(c)	07/20/28		279	275,195
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.032(c)	02/11/30		323	323,375
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.215(c)	03/29/32		400	398,750
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.718(c)	05/16/31		124	124,043
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.449(c)	11/04/31		303	283,757
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.965(c)	03/01/29		1,897	1,799,477
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30		343	341,913
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30		432	408,083

NCR Atleos Corp., Term Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29		533	532,500
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.215(c)	02/10/32		373	373,410
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	9.079(c)	09/25/29		3,295	2,603,055
Term Loan^	—(p)	06/26/29		150	147,750
Term Loan^	—(p)	06/26/29		50	49,375

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.342(c)	07/14/28		1,001	860,854
SWF Holdings I Corp., Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.465(c)	12/18/29		129	128,572
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28		416	408,330
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/25(d)		605	453,527
Term Loan^	13.905	10/12/28(d)		862	17,242

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)

Venator Materials LLC, First Out Term B Loan^	14.002%	07/16/26(d)		608	$456,013
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31		148	149,335
					16,984,370

Total Floating Rate and Other Loans (cost $28,852,604)					27,524,167
Sovereign Bonds 21.7%
Angola 0.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		2,230	2,196,438
Sr. Unsec’d. Notes	8.750	04/14/32		390	365,746
Sr. Unsec’d. Notes	9.375	05/08/48		550	472,830
Sr. Unsec’d. Notes, 144A	9.244	01/15/31		935	911,625
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,215	1,163,095
					5,109,734
Argentina 3.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		5,286	4,326,699
Sr. Unsec’d. Notes	1.000	07/09/29		990	843,296
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		4,394	3,079,956
Sr. Unsec’d. Notes	5.000	01/09/38		13,769	10,106,625
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	6.625	09/01/37		1,179	866,586
Sr. Unsec’d. Notes, EMTN	6.625(cc)	09/01/37		1,075	789,466

Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	9.750	07/02/32		540	549,558
					20,562,186
Bahrain 0.2%
Bahrain Government International Bond, Sr. Unsec’d. Notes (aa)	6.750	09/20/29		1,240	1,295,800
Brazil 1.1%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30		1,710	1,639,462
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,417,500
Sr. Unsec’d. Notes(aa)	6.125	01/22/32		1,050	1,090,950
Sr. Unsec’d. Notes(aa)	6.625	03/15/35		1,170	1,219,140
Sr. Unsec’d. Notes(aa)	7.125	05/13/54		780	790,920
					6,157,972
Colombia 1.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		4,610	4,174,355
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	310	349,192
Sr. Unsec’d. Notes	6.125	01/18/41		2,645	2,404,636
Sr. Unsec’d. Notes(aa)	7.375	09/18/37		780	811,200

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.500%	02/02/34		430	$456,983
Sr. Unsec’d. Notes(aa)	8.500	04/25/35		1,710	1,925,887
					10,122,253
Costa Rica 0.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.550	04/03/34		520	559,520
Unsec’d. Notes, 144A	7.300	11/13/54		800	894,248
					1,453,768
Dominican Republic 1.3%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		2,000	1,956,000
Sr. Unsec’d. Notes	4.875	09/23/32		860	823,744
Sr. Unsec’d. Notes	6.850	01/27/45		800	838,600
Sr. Unsec’d. Notes	7.450	04/30/44		2,060	2,296,900
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	776,716
Sr. Unsec’d. Notes, 144A	7.050	02/03/31		320	344,278
					7,036,238
Ecuador 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		850	577,843
Sr. Unsec’d. Notes	6.900	07/31/30		720	655,055
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		901	612,800
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		580	527,815
Sr. Unsec’d. Notes, 144A	6.900(cc)	07/31/35		1,829	1,398,710
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	322,393
					4,094,616
Egypt 1.7%
Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500	01/31/47		605	557,925
Sr. Unsec’d. Notes	8.700	03/01/49		1,030	960,156
Sr. Unsec’d. Notes	8.875	05/29/50		525	495,631
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	3,195	3,632,190
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,360	3,765,663
					9,411,565
El Salvador 0.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	8.250	04/10/32		1,510	1,620,985
Sr. Unsec’d. Notes	9.250	04/17/30		1,000	1,083,730
					2,704,715
Gabon 0.0%
Gabon Government International Bond, Sr. Unsec’d. Notes, 144A	6.625	02/06/31		200	156,200
Ghana 0.9%
Ghana Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		1,400	1,365,000

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana (cont’d.)
Ghana Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.000%(cc)	07/03/35		950	$813,437
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		801	781,073
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		2,083	1,783,911
Sr. Unsec’d. Notes, 144A	4.959(s)	01/03/30		206	177,899
					4,921,320
Guatemala 0.2%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		590	584,690
Sr. Unsec’d. Notes	4.900	06/01/30		450	448,736
Sr. Unsec’d. Notes	6.125	06/01/50		300	294,582
					1,328,008
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	932,037
Ivory Coast 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,285	1,430,441
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	2,250	2,599,946
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,441,148
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	545	609,937
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		410	430,603
					6,512,075
Kenya 0.0%
Republic of Kenya Government International Bond, Sr. Unsec’d. Notes, 144A	9.500	03/05/36		245	251,125
Lebanon 0.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	453,000
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	580,125
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		275	62,563
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		1,105	252,493
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		450	102,375
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		2,345	533,487
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		2,125	485,562
					2,469,605
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, 144A	7.875	06/05/29		205	218,069
Nigeria 0.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		285	283,718
Sr. Unsec’d. Notes	7.875	02/16/32		600	600,750
Sr. Unsec’d. Notes	9.625	06/09/31		880	957,554
					1,842,022

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan 0.3%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875%	12/05/27		200	$199,600
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26		1,070	1,064,650
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		460	453,100
					1,717,350
Paraguay 0.4%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44		950	981,976
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		800	853,248
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		200	216,375
					2,051,599
Romania 0.6%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	7.125	01/17/33		2,844	3,066,202
Senegal 0.2%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	245	237,569
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	1,220	918,270
					1,155,839
Serbia 0.2%
Serbia International Bond, Sr. Unsec’d. Notes	1.500	06/26/29	EUR	760	819,432
South Africa 0.4%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		550	591,112
Sr. Unsec’d. Notes	7.950	11/19/54		400	426,412
Sr. Unsec’d. Notes, 144A(aa)	7.950	11/19/54		1,120	1,193,954
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52		200	200,891
					2,412,369
Sri Lanka 0.4%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		185	174,671
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33		747	650,385
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35		860	664,788
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36		478	436,580
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38		322	297,073
Sr. Unsec’d. Notes, 144A	4.000	04/15/28		174	166,886
					2,390,383
Turkey 2.4%
Turkiye Government International Bond,
Sr. Unsec’d. Notes	6.800	11/04/36		2,150	2,139,250
Sr. Unsec’d. Notes(aa)	7.125	07/17/32		1,570	1,635,940
Sr. Unsec’d. Notes(aa)	9.125	07/13/30		1,625	1,843,189
Sr. Unsec’d. Notes, Series 06Y(aa)	9.375	03/14/29		510	571,521
Sr. Unsec’d. Notes, Series 10Y(aa)	5.950	01/15/31		1,660	1,658,971
Sr. Unsec’d. Notes, Series 10Y(aa)	7.625	05/15/34		1,195	1,276,415

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkiye Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 10Y(aa)	9.375%	01/19/33	1,650	$1,921,739
Sr. Unsec’d. Notes, Series 30Y(aa)	5.750	05/11/47	2,115	1,714,736
				12,761,761
Ukraine 0.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	680	345,780
Sr. Unsec’d. Notes	4.500(cc)	02/01/29	170	116,620
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	240	134,640
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	172	90,744
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	643	267,744
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	543	276,242
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/29	279	191,490
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/34	950	532,814
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/35	610	338,794
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	515	282,445
				2,577,313
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	950	1,031,643
Zambia 0.3%
Zambia Government International Bond,
Unsec’d. Notes	5.750(cc)	06/30/33	498	478,486
Unsec’d. Notes, 144A	0.500	12/31/53	207	144,077
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	757	726,315
				1,348,878

Total Sovereign Bonds (cost $114,555,826)				117,912,077
U.S. Treasury Obligations(k) 0.7%
U.S. Treasury Notes	3.500	09/30/26	550	548,733
U.S. Treasury Notes	3.750	06/30/27	1,250	1,252,441
U.S. Treasury Notes	4.250	11/30/26	1,950	1,960,740

Total U.S. Treasury Obligations (cost $3,742,109)				3,761,914

	Shares
Common Stocks 1.8%
Canada 0.0%
Mitel Networks International Ltd.*^	327	3
China 0.0%
Yuzhou Group Holdings Co. Ltd.*	133,478	2,714
France 0.1%
Altice France SA*	18,904	317,149

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Jamaica 0.5%
Digicel International Finance Ltd.*(x)	171,102	$2,876,738
United States 1.2%
Cornerstone Chemical Co.*^(x)	50,669	253,345
Diamond Sports Group LLC*(x)	30,779	225,087
Expand Energy Corp.	4,885	504,669
Ferrellgas Partners LP (Class B Stock)*(x)	10,866	1,743,113
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	14,397	431,910
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	1,652	109,858
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	37,551	2,497,141
Heritage Power LLC, Litigation Trust Interests*^(x)	43,215	21,608
TPC Group, Inc.*	48,777	991,783
Venator Materials PLC*^(x)	2,352	—
		6,778,514

Total Common Stocks (cost $6,183,511)		9,975,118
Preferred Stocks 0.1%
Jamaica 0.1%
Digicel International Finance Ltd.*^(x)	11,188	136,676
United States 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	123	123,000

Total Preferred Stocks (cost $163,910)		259,676

	Units
Warrants* 0.0%
United States
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	57,566	1

Total Long-Term Investments (cost $625,407,630)		621,197,217

Shares
Short-Term Investment 2.3%
Affiliated Mutual Fund 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $12,702,029)(wb)	12,702,029	12,702,029

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Value

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 116.7% (cost $638,109,659)	$633,899,246
Option Written*~ (0.0)%
(premiums received $21,837)	(12,507)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 116.7% (cost $638,087,822)	633,886,739
Liabilities in excess of other assets(z) (16.7)%	(90,710,269)

Net Assets 100.0%	$543,176,470

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,357,289 and 1.2% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $228,556,912 segregated as collateral for amount of $100,000,000 borrowed and outstanding as of October 31, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 7.375%, 03/15/32	07/23/25-07/30/25	$57,713	$58,950	0.0%

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 8.500%, 04/30/30	07/10/25-09/04/25	$172,038	$174,508	0.0%
Cornerstone Chemical Co.*^	12/06/23	962,711	253,345	0.1
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^(aa)	05/07/25	936,738	973,740	0.2
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A, 9.250%, 10/01/29	09/24/24-06/06/25	718,606	651,960	0.1
Diamond Sports Group LLC*	01/02/25	80,588	225,087	0.1
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	12	13	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	4	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	39,680	136,676	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	208,462	2,876,738	0.5
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,430,000	1,426,425	0.3
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	124,230	123,000	0.0
Ferrellgas Partners LP (Class B Stock)*	09/15/15-07/26/24	2,827,347	1,743,113	0.3
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	1,545,243	431,910	0.1
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	109,858	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	388,882	2,497,141	0.5
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	21,608	21,608	0.0
Venator Materials PLC*^	03/08/19-10/19/23	2,477,338	—	0.0
Total		$11,991,200	$11,704,073	2.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at October 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan,, 1.000%, Maturity Date 07/09/32 (cost $36,127)^	37	$36,352	$225	$—
ClubCorp Holdings, Inc., Revolver Loan,, 0.500%, Maturity Date 07/10/31 (cost $60,212)^	61	60,587	375	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan,, 1.500%, Maturity Date 04/01/30 (cost $180,000)	180	181,201	1,201	—
SWF Holdings I Corp., Delayed Draw Term Loan,, 2.250%, Maturity Date 12/19/29 (cost $171,429)	171	171,429	—	—
		$449,569	$1,801	$—
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	3,240	$(12,507)
(premiums received $21,837)
Futures contracts outstanding at October 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
178	2 Year U.S. Treasury Notes	Dec. 2025	$37,067,110	$(16,405)
23	5 Year Euro-Bobl	Dec. 2025	3,135,185	9,685
198	5 Year U.S. Treasury Notes	Dec. 2025	21,623,766	(12,494)
14	10 Year Euro-Bund	Dec. 2025	2,087,979	12,897
213	10 Year U.S. Treasury Notes	Dec. 2025	23,999,111	121,529
76	20 Year U.S. Treasury Bonds	Dec. 2025	8,915,750	269,015
45	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	5,457,656	124,709
92	Euro Schatz Index	Dec. 2025	11,355,170	(3,771)
				505,165

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Futures contracts outstanding at October 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
34	10 Year U.K. Gilt	Dec. 2025	$4,181,612	$(143,414)
				$361,751
 Forward foreign currency exchange contracts outstanding at October 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/25	JPM	GBP	23,498	$31,358,326	$30,869,117	$—	$(489,209)
Euro,
Expiring 11/05/25	CITI	EUR	95,945	111,961,399	110,627,102	—	(1,334,297)
Expiring 11/05/25	UAG	EUR	1,181	1,388,243	1,361,647	—	(26,596)
				$144,707,968	$142,857,866	—	(1,850,102)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/25	BARC	GBP	418	$561,927	$548,859	$13,068	$—
Expiring 11/05/25	MSI	GBP	23,080	31,231,806	30,320,258	911,548	—
Expiring 12/02/25	JPM	GBP	23,498	31,359,484	30,870,719	488,765	—
Euro,
Expiring 11/05/25	CITI	EUR	92,316	108,676,078	106,442,683	2,233,395	—
Expiring 11/05/25	GSI	EUR	686	807,621	790,906	16,715	—
Expiring 11/05/25	JPM	EUR	1,365	1,581,352	1,573,392	7,960	—
Expiring 11/05/25	MSI	EUR	1,660	1,929,120	1,913,445	15,675	—
Expiring 11/05/25	MSI	EUR	1,100	1,292,994	1,268,323	24,671	—
Expiring 12/02/25	CITI	EUR	95,945	112,130,196	110,791,840	1,338,356	—
Expiring 12/02/25	GSI	EUR	492	568,672	568,047	625	—
				$290,139,250	$285,088,472	5,050,778	—
						$5,050,778	$(1,850,102)
Credit default swap agreement outstanding at October 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	13,925	3.287%	$1,035,153	$1,089,171	$54,018
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	23,920	$23,316	$—	$23,316
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(3,910)	(64,193)	—	(64,193)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(3,000)	(207,612)	—	(207,612)
					$(248,489)	$—	$(248,489)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Global High Yield Fund, Inc